CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Dec. 28, 2019 USD ($) item	Dec. 29, 2018 USD ($)
Environmental Liabilities Associated with Remediation
Environmental site contingency number of sites | item	11
Balance at beginning of the period	$ 20.0	$ 21.1
Charges, net of reversals	7.4	3.9
Payments	(6.0)	(5.0)
Balance at end of the period	21.4	20.0
Short term environmental liabilities	$ 10.0	$ 5.0